2. BASIS OF PREPARATION: Basis of preparation (Policies)	12 Months Ended
Sep. 30, 2023
Policies
Basis of preparation

Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are published at the time of preparation.